Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Expenses by nature [abstract]
Schedule of mining cost
	2018	2017
	$	$
Employee compensation and benefits	27,458	23,046
Third party and contractors costs	46,599	43,041
Depreciation	31,409	58,175
Consumables	34,655	27,659
Changes in inventory and other	6,468	7,233
	146,589	159,154

Schedule of general and administrative expenses
	2018	2017
	$	$
Salaries and benefits	7,333	6,405
Consulting and professional fees	3,987	6,583
Other	1,462	1,581
Office expenses	1,507	1,604
Marketing and communication expenses	805	925
Share-based compensation expense	1,542	1,162
Listing and filing fees	344	390
Director expenses	1,312	1,168
Travelling expense	627	521
	18,919	20,339